Deconsolidation of 58 Home (Schedule of Condensed Financial Information of 58 Home) (Details) - 58 Daojia Inc. [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating result data:
Total revenues	¥ 950,803	¥ 484,952	¥ 114,484
Gross profit	498,446	306,207	90,527
Loss from operations	(1,409,250)	(764,049)	(975,358)
Net loss	(1,423,428)	(769,839)	¥ (1,015,209)
Balance sheets data:
Current assets	625,458	878,370
Non-current assets	1,279,304	1,276,431
Current liabilities	1,260,297	729,551
Non-current liabilities	193,534	31,899
Mezzanine equity	2,753,038	1,960,260
Total shareholders' deficit	¥ (2,302,107)	¥ (566,909)